CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 07, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net of ceded premiums		$ 124	$ 129	$ 599	$ 832
Class B Common Stock
Common Stock Exchange Ratio	2.0681%